Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 345,833,333.33
Previously Paid Amount	0.00
Total Fee Amount	47,759.58
Total Offset Amount	0.00
Net Fee	$ 47,759.58